Income Taxes (Details) - Schedule of Valuation Allowance - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Valuation Allowance [Abstract]
At the beginning of the year	$ 469	$ 494	$ 593
Current year (reduction) addition	323	(25)	(99)
At the end of the year	$ 792	$ 469	$ 494